SUNSTONE FINANCIAL GROUP, INC.
                       207 East Buffalo Street, Suite 400
                          Milwaukee, Wisconsin 53202
                                 (414) 271-5885


December 30, 1996

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:  The Haven Fund
     (33-76670; 811-8428)
     Filing under Rule 497(e) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement to the Statement of Additional Information dated February 28, 1996. Questions regarding this filing may be directed to the undersigned at (414) 271-5885.

Sincerely,


/s/Constance Dye Shannon
Constance Dye Shannon
Legal and Compliance Manager

cc:  Toby D'Oench

Encl.


                                 THE HAVEN FUND

                                   SUPPLEMENT
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED FEBRUARY 28, 1996


Effective January 1, 1997, Sunstone Distribution Services, LLC ("SDS"), 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, replaced Sunstone Financial Group, Inc. ("Sunstone") as distributor of the shares of The Haven Fund ("Fund"). SDS, an affiliate of Sunstone, serves as the distributor for the Fund pursuant to the same terms as Sunstone served as distributor.


                The date of this Supplement is January 1, 1997.